Other Current Assets	9 Months Ended
Sep. 30, 2021
Other Current Assets [Member]
Other current assets

6. Other current assets

As of September 30, 2021 and December 31, 2020, Other current assets consists of the following (in thousands):

	September 30, 2021	December 31, 2020
Deferred transaction costs	$6,542	$—
Prepaid rent	1,105	3,511
Other	770	280
	$8,417	$3,791